Financial assets and liabilities - Financing activity (Details) € in Millions, £ in Millions, $ in Millions									1 Months Ended			12 Months Ended
	Apr. 08, 2020 USD ($)	Dec. 02, 2019 EUR (€)	Dec. 02, 2019 USD ($)	Nov. 29, 2019 EUR (€)	Nov. 14, 2019 EUR (€)	Nov. 14, 2019 USD ($)	Oct. 31, 2019 USD ($)	Aug. 13, 2019 USD ($)	Jun. 30, 2020 EUR (€)	Jun. 30, 2020 USD ($)	Jul. 31, 2018 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 USD ($)	Jun. 10, 2020 EUR (€)	Jun. 04, 2020 USD ($)	Jun. 02, 2020 USD ($)	Apr. 09, 2020 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 USD ($)	Nov. 01, 2019 USD ($)	Oct. 31, 2019 EUR (€)	Oct. 31, 2019 USD ($)	Aug. 31, 2019 USD ($)	Aug. 12, 2019 EUR (€)	Aug. 12, 2019 USD ($)
Financial assets and liabilities
Lease liabilities																	$ 463							$ 466
Lease liabilities due to initial adoption of IFRS 16 as of January 1, 2019														$ 349
New lease liabilities incurred during the year												$ 86	$ 169
Lease liabilities divested							$ 84
Unfavorable adjustments due to foreign currency movements on new leases												9
Lease payments												93	78	4
Issuance of notes																	6,483							5,529
Repayments of borrowings												$ 3,261	4,088	$ 442
Undrawn amount																	$ 600							$ 664
5.250% Senior Secured Notes due 2025
Financial assets and liabilities
Issuance of notes	$ 500																				$ 200
Stated interest rate	5.25%														5.25%	5.25%	5.25%				5.25%
Aggregate principal amount																	$ 700
2.125% Senior Secured Notes due 2026 - 2020 Issue
Financial assets and liabilities
Issuance of notes | €																		€ 790
Stated interest rate															2.125%	2.125%	2.125%	2.125%
Aggregate principal amount | €															€ 790
2.125% Senior Secured Notes due 2026 - 2019 Issue
Financial assets and liabilities
Issuance of notes | €																													€ 440
Stated interest rate															2.125%	2.125%	2.125%					2.125%	2.125%	2.125%		2.125%	2.125%	2.125%	2.125%	2.125%
Repayments of borrowings | €		€ 1
Tender offers made to repurchase Senior Secured Notes | €																										€ 440
Aggregate principal amount | €															€ 439							€ 439
4.125% Senior Secured Notes due 2026 - 2020 Issue
Financial assets and liabilities
Issuance of notes																			$ 715
Stated interest rate															4.125%	4.125%	4.125%		4.125%
Aggregate principal amount																	$ 1,215
4.125% Senior Secured Notes due 2026 - 2019 Issue
Financial assets and liabilities
Issuance of notes																												$ 500		$ 500
Stated interest rate																						4.125%	4.125%	4.125%		4.125%	4.125%	4.125%	4.125%	4.125%
Tender offers made to repurchase Senior Secured Notes																											$ 500
Aggregate principal amount																								$ 500
5.250% Senior Notes due 2027 - 2020 Issue
Financial assets and liabilities
Issuance of notes																				$ 1,000
Stated interest rate															5.25%	5.25%	5.25%			5.25%
Aggregate principal amount																	$ 1,000
5.250% Senior Notes due 2027 - 2019 Issue
Financial assets and liabilities
Issuance of notes																												$ 800		$ 800
Stated interest rate															5.25%	5.25%	5.25%					5.25%	5.25%	5.25%				5.25%	5.25%	5.25%
Aggregate principal amount																	$ 800							$ 800
2.750% Senior Secured Notes due 2024
Financial assets and liabilities
Stated interest rate									2.75%	2.75%												2.75%	2.75%	2.75%		2.75%	2.75%
Repayments of borrowings | €		€ 9							€ 741
Tender offers made to repurchase Senior Secured Notes | €																										€ 750
Aggregate principal amount | €																						€ 741
4.625% Senior Secured Notes due 2023
Financial assets and liabilities
Stated interest rate					4.625%	4.625%
Repayments of borrowings						$ 1,000
4.125% Senior Secured Notes due 2023
Financial assets and liabilities
Stated interest rate					4.125%	4.125%
Repayments of borrowings | €					€ 440
4.250% Senior Secured Notes due 2022
Financial assets and liabilities
Stated interest rate									4.25%	4.25%												4.25%	4.25%	4.25%		4.25%	4.25%
Repayments of borrowings			$ 20							$ 695
Tender offers made to repurchase Senior Secured Notes																											$ 715
Aggregate principal amount																								$ 695
4.750% Senior Notes due 2027
Financial assets and liabilities
Stated interest rate															4.75%	4.75%	4.75%					4.75%	4.75%	4.75%
Aggregate principal amount | £																£ 400							£ 400
6.000% Senior Notes due 2025
Financial assets and liabilities
Stated interest rate															6.00%	6.00%	6.00%					6.00%	6.00%	6.00%
Repurchase of Senior Notes by means of a tender and consent offer										$ 900
Aggregate principal amount																	$ 800							$ 1,700
7.250% Senior Notes due 2024
Financial assets and liabilities
Stated interest rate								7.25%
Repayments of borrowings								$ 1,650
6.750% Senior Notes due 2024
Financial assets and liabilities
Stated interest rate				6.75%
Repayments of borrowings | €				€ 750
6.000% Senior Notes due 2021
Financial assets and liabilities
Stated interest rate											6.00%
Repayments of borrowings											$ 440
Global Asset Based Loan Facility
Financial assets and liabilities
Maximum borrowing capacity																	599								$ 700		$ 850
Undrawn amount																	599							663
Aggregate principal amount																	599							663
Term Loan Credit Facility
Financial assets and liabilities
Repayments of borrowings	$ 300
Discontinued operations
Financial assets and liabilities
Lease payments													$ 14
Aggregate continuing and discontinued operations
Financial assets and liabilities
Lease liabilities																	$ 366							$ 364